HOMESTEAD FUNDS, INC.

4301 Wilson Boulevard

Arlington, VA 22203

November 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Company”)

File Nos. 33-35788, 811-06136

Commissioners:

On behalf of the International Value Fund, a series of the Company (the “Fund”), pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, enclosed for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material for the Special Meeting of Shareholders (the “Meeting”) of the Fund, to be held on January 5, 2016.

The Meeting is being held for the purpose of asking shareholders of the Fund to approve an investment subadvisory agreement on behalf of the Fund between RE Advisers Corporation and Harding Loevner LP.

No fee is required in connection with this filing. The proxy materials are scheduled to be mailed to shareholders on or about November 19, 2015. Please call the undersigned at 703.907.5953, or Alex Nagy at 703.907.6906, if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Kelly Whetstone, Esq.

Kelly Whetstone, Esq.
Secretary, Homestead Funds, Inc.

Attachment

cc:	Danielle C. Sieverling

Chief Compliance Officer